VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—4.3%
U.S. Treasury Bonds
3.875%, 5/15/43	$ 710	$ 617
2.875%, 5/15/49	200	143
1.875%, 11/15/51	575	321
4.000%, 11/15/52	1,900	1,684
3.625%, 5/15/53	760	629
U.S. Treasury Notes
0.875%, 6/30/26	380	342
1.375%, 12/31/28	270	229
Total U.S. Government Securities (Identified Cost $4,764)		3,965

Municipal Bonds—1.0%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	164
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	29
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	260	268
Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	585	484
Total Municipal Bonds (Identified Cost $1,123)		945

Foreign Government Securities—5.2%
Arab Republic of Egypt 144A 7.600%, 3/1/29(1)	200	128
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	295	28
RegS 7.650%, 4/21/25(2)(3)	825	78
Dominican Republic 144A 4.875%, 9/23/32(1)	345	280
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	200	178
Federative Republic of Brazil 6.000%, 10/20/33	200	189
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	225	219
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	205	181
Republic of Angola 144A 8.250%, 5/9/28(1)	200	173
Republic of Argentina 3.500%, 7/9/41(4)	525	135
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	200	187
Republic of Ecuador 144A 6.000%, 7/31/30(1)(4)	140	71
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 7.050%, 10/4/32(1)	$ 200	$ 201
Republic of Panama 4.300%, 4/29/53	355	231
Republic of Philippines 3.700%, 3/1/41	280	210
Republic of Poland 4.875%, 10/4/33	165	153
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	190
Republic of South Africa 5.875%, 4/20/32	190	161
Republic of Turkey
7.625%, 4/26/29	265	253
9.125%, 7/13/30	200	201
Saudi International Bond
144A 4.875%, 7/18/33(1)	280	266
144A 4.500%, 10/26/46(1)	305	240
Ukraine Government
144A 7.750%, 9/1/26(1)(2)	190	56
RegS 7.750%, 9/1/26(2)(3)	125	37
United Mexican States
6.350%, 2/9/35	275	269
6.338%, 5/4/53	450	408
Total Foreign Government Securities (Identified Cost $6,154)		4,723

Mortgage-Backed Securities—19.8%
Agency—4.0%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	974	962
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	450	424
Pool #MA4785 5.000%, 10/1/52	449	424
Pool #MA4805 4.500%, 11/1/52	460	423
Pool #MA4980 6.000%, 4/1/53	987	974
Pool #MA5072 5.500%, 7/1/53	444	429
		3,636

Non-Agency—15.8%
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(4)	471	432
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	435	426
2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	330
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(1)(4)	234	223
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	$ 147	$ 135
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	285	262
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	122	112
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(1)(4)	205	190
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	230	223
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(1)(4)	210	206
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.697%, 10/15/36(1)(4)	467	464
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	345	284
2022-CLS, A 144A 5.760%, 10/13/27(1)	329	317
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	237	200
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	88	77
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	126	110
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	323	291
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	444	418
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	250	228
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	115	106
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	172	156
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	200	170
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	149	129
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	22	20
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	448	364
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	200	183
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	304
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	19	17
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(1)(4)	276	276
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	27	24
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.451%, 4/25/55(1)(4)	$ 150	$ 124
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	77	74
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	126	115
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	100	93
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	206	163
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	165	137
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	135	132
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	125	124
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	77	71
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	59	54
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	49	44
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	229	208
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	218	201
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	425	391
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	220	178
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	53	46
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	215	207
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	327	304
NewRez Warehouse Securitization Trust 2021-1, C (1 month Term SOFR + 1.164%, Cap N/A, Floor 1.050%) 144A 6.484%, 5/25/55(1)(4)	139	138
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	157	125
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	140	136
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	59	56
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	61	53
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	115	101
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	90	73
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	11	11
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	40	37
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	52	41
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	$ 71	$ 69
2016-4, B1 144A 3.969%, 7/25/56(1)(4)	300	271
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	135	126
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	405	354
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	195	177
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	710	595
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	290	244
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	215	178
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	110	86
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	230	174
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	200	178
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	218
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	190
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	160	143
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	120	112
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	181	169
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	110	96
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	321	290
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	179	174
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	42	37
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	347	313
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	52	41
		14,349

Total Mortgage-Backed Securities (Identified Cost $19,498)		17,985

Asset-Backed Securities—16.4%
Automobiles—7.5%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	365	357
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	146	143
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	$ 230	$ 219
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(1)	184	183
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	520	517
2021-1, E 144A 3.390%, 4/17/28(1)	115	106
2023-1, A 144A 6.630%, 7/15/26(1)	131	131
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	260
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	265	262
2022-N1, C 144A 3.320%, 12/11/28(1)	192	187
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	282
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	325	323
2023-3A, D 6.680%, 4/16/29	272	271
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	233	230
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	273	266
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(1)	230	217
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	265	260
2020-3A, D 144A 2.270%, 5/15/26(1)	255	251
2022-2A, D 144A 6.150%, 4/17/28(1)	290	285
2023-1A, B 144A 6.190%, 6/15/27(1)	324	323
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	290	275
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	290	271
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	188	182
2023-2A, A2 144A 7.090%, 10/16/28(1)	227	227
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	230	226
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	275	270
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	266
		6,790

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Loans—1.4%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	$ 230	$ 231
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	232	232
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	283	281
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	290	264
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	225	219
		1,227

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	290	269
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	285	286
		555

Other—6.9%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	230	226
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	338	296
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)	345	326
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	218	215
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	289	262
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	325	288
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	122	110
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	341	298
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	275	275
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	202	184
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	186	187
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	230	226
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)	69	64
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	290	264
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	107	94
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	277	233
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	119	109
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	262	234
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	213	196
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	250
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	253	245
	Par Value	Value

Other—continued
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(1)	$ 271	$ 269
2023-3A, C 144A 6.740%, 8/20/29(1)	211	211
Orange Lake Timeshare Trust 2018-A, A 144A 3.100%, 11/8/30(1)	193	186
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	245	234
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	175	152
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	345	341
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	360	342
		6,317

Total Asset-Backed Securities (Identified Cost $15,534)		14,889

Corporate Bonds and Notes—41.0%
Communication Services—2.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	245	121
AT&T, Inc. 5.400%, 2/15/34	230	215
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	24	22
144A 4.750%, 3/1/30(1)	135	113
CSC Holdings LLC 5.250%, 6/1/24	90	86
CT Trust 144A 5.125%, 2/3/32(1)	200	155
DISH DBS Corp.
5.875%, 11/15/24	55	51
7.750%, 7/1/26	120	90
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	145	125
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	155	97
144A 3.625%, 1/15/29(1)	60	34
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	115	92
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	59
Sprint Capital Corp. 8.750%, 3/15/32	150	173
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	240	194
Telesat Canada 144A 6.500%, 10/15/27(1)	90	46
T-Mobile USA, Inc. 3.875%, 4/15/30	185	164
		1,837

Consumer Discretionary—2.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	360	335
Carnival Corp. 144A 7.000%, 8/15/29(1)	20	20
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	$ 85	$ 73
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	85	80
Clarios Global LP
144A 8.500%, 5/15/27(1)	100	100
144A 6.750%, 5/15/28(1)	15	15
eG Global Finance plc 144A 8.500%, 10/30/25(1)	200	197
Ford Motor Co.
3.250%, 2/12/32	73	56
4.750%, 1/15/43	60	44
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	202
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	118	105
MDC Holdings, Inc. 3.966%, 8/6/61	275	151
Newell Brands, Inc. 6.625%, 9/15/29(5)	144	137
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	175	175
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	120	113
Nordstrom, Inc. 4.250%, 8/1/31	130	94
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	105
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(5)	200	154
PulteGroup, Inc.
7.875%, 6/15/32	180	199
6.375%, 5/15/33	70	70
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	7	7
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	100
		2,532

Consumer Staples—0.9%
BAT Capital Corp. 7.750%, 10/19/32	260	275
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	81
Coty, Inc. 144A 6.625%, 7/15/30(1)	135	132
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	210
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	105	88
		786

Energy—6.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	154	154
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	85	80
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	165	163
BP Capital Markets plc 4.875% (6)	305	273
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	$ 120	$ 118
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	95	97
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	170	166
144A 6.714%, 8/15/63(1)	30	29
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	184	190
CrownRock LP 144A 5.625%, 10/15/25(1)	110	108
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	105	91
Ecopetrol S.A.
4.625%, 11/2/31	295	225
8.875%, 1/13/33	185	180
Enbridge, Inc. 7.625%, 1/15/83	220	210
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	90	89
Energy Transfer LP Series H 6.500% (6)	95	87
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	265	206
Genesis Energy LP 8.875%, 4/15/30	130	127
Hilcorp Energy I LP 144A 5.750%, 2/1/29(1)	175	158
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	186
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)(5)	200	163
Kinder Morgan, Inc. 7.750%, 1/15/32	245	266
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	125	121
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	120	11
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	70	68
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	130	124
Occidental Petroleum Corp. 6.125%, 1/1/31	235	232
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(8)	60	1
Pertamina Persero PT 144A 2.300%, 2/9/31(1)(5)	245	190
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	650	35
Petroleos Mexicanos
6.500%, 3/13/27	195	171
6.700%, 2/16/32	475	352
7.690%, 1/23/50	215	137
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	220	194
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(5)	295	234
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	202
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	106
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc.
144A 11.500%, 1/30/27(1)	$ 64	$ 67
144A 8.750%, 2/15/30(1)	90	92
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	15	13
144A 4.125%, 8/15/31(1)	100	82
		5,798

Financials—13.3%
Acrisure LLC 144A 7.000%, 11/15/25(1)	180	175
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	134
Allianz SE 144A 6.350%, 9/6/53(1)	200	193
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(4)	230	227
American Express Co. 5.625%, 7/28/34	185	175
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	210
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	215	196
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	255	200
Banco Santander Chile 144A 3.177%, 10/26/31(1)	285	237
Bank of America Corp.
5.015%, 7/22/33	190	175
2.482%, 9/21/36	295	215
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	145	143
Series G 4.700%(6)	165	159
Barclays plc 7.437%, 11/2/33	230	236
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	275	236
Blackstone Private Credit Fund 2.625%, 12/15/26	155	133
Blue Owl Credit Income Corp. 4.700%, 2/8/27	159	145
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	245	183
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	106
Brookfield Finance, Inc. 2.724%, 4/15/31	300	238
Capital One Financial Corp. 2.359%, 7/29/32	330	226
Charles Schwab Corp. (The) Series H 4.000% (6)	285	201
Citadel LP 144A 4.875%, 1/15/27(1)	190	181
Citigroup, Inc.
3.980%, 3/20/30	495	445
6.174%, 5/25/34	167	160
Citizens Bank N.A. 2.250%, 4/28/25	250	231
Cobra AcquisitionCo. LLC 144A 6.375%, 11/1/29(1)	125	93
	Par Value	Value

Financials—continued
Corebridge Financial, Inc. 6.875%, 12/15/52	$ 360	$ 345
Discover Financial Services 6.700%, 11/29/32	136	131
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	307
Export-Import Bank Korea 5.125%, 1/11/33	230	225
Fifth Third Bancorp 4.337%, 4/25/33	155	131
First American Financial Corp. 4.000%, 5/15/30	210	178
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	87	84
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	263
1.992%, 1/27/32	115	86
6.450%, 5/1/36	85	85
Huntington Bancshares, Inc. 2.550%, 2/4/30	175	138
JPMorgan Chase & Co.
2.956%, 5/13/31	485	398
1.953%, 2/4/32	490	372
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	100	87
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	255	210
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	25
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	311	206
MetLife, Inc. Series G 3.850% (6)	195	180
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	168
Morgan Stanley
3.950%, 4/23/27	345	320
6.342%, 10/18/33	90	91
5.948%, 1/19/38	152	142
MSCI, Inc. 144A 3.625%, 9/1/30(1)	191	160
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(4)	139	137
Navient Corp. 6.750%, 6/25/25	130	128
NCR Atleos Escrow Corp. 144A 9.500%, 4/1/29(1)	77	74
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	200	198
Prudential Financial, Inc.
5.125%, 3/1/52	73	63
6.000%, 9/1/52	44	40
6.750%, 3/1/53	145	140
State Street Corp. 4.821%, 1/26/34	251	229
Synchrony Financial
4.875%, 6/13/25	45	43
3.700%, 8/4/26	59	53
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	286
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	234
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
UBS Group AG 144A 6.301%, 9/22/34(1)	$ 200	$ 195
Wells Fargo & Co.
5.389%, 4/24/34	140	131
Series BB 3.900%(6)	305	266
Series U 5.875%(4)(6)	90	88
Zions Bancorp NA 3.250%, 10/29/29	350	272
		12,162

Health Care—3.8%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	135	101
Amgen, Inc.
5.250%, 3/2/33	127	121
5.650%, 3/2/53	52	49
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	20	12
144A 11.000%, 9/30/28(1)	77	52
144A 14.000%, 10/15/30(1)	14	8
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	163	137
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(5)	160	132
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	195	177
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	20	11
144A 6.125%, 4/1/30(1)	135	69
144A 4.750%, 2/15/31(1)	125	88
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	218
Endo Dac 144A 6.000%, 7/15/23(1)(2)	100	5
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	34	33
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	240	238
HCA, Inc.
5.625%, 9/1/28	90	88
5.500%, 6/1/33	225	213
Illumina, Inc. 2.550%, 3/23/31	245	190
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	275	267
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(7)	50	3
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	180	174
Medline Borrower LP 144A 5.250%, 10/1/29(1)	105	91
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(9)	85	60
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	20	20
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	20	20
144A 10.000%, 4/15/27(1)	66	67
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	150	116
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$ 420	$ 315
Viatris, Inc. 2.700%, 6/22/30	285	223
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	205	175
		3,473

Industrials—3.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	210	202
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	205	181
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	176
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	40	39
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	125	110
Boeing Co. (The)
5.150%, 5/1/30	100	96
3.750%, 2/1/50	85	58
5.930%, 5/1/60	69	62
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	105	112
Concentrix Corp. 6.650%, 8/2/26	135	134
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	345	278
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	186	173
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	170	145
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	120	94
Icahn Enterprises LP
6.250%, 5/15/26	75	70
5.250%, 5/15/27	25	22
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	80	72
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	375	361
Sempra Global 144A 3.250%, 1/15/32(1)	297	233
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	120	102
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	184	179
Veralto Corp. 144A 5.450%, 9/18/33(1)	110	106
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	95	83
		3,088

Information Technology—2.0%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	125	112
144A 4.000%, 7/1/29(1)	140	123
CDW LLC 3.569%, 12/1/31	239	197
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	100	95
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(5)	$ 30	$ 28
144A 6.500%, 10/15/28(1)	40	34
Dell International LLC 8.100%, 7/15/36	258	289
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	84	84
Kyndryl Holdings, Inc. 3.150%, 10/15/31	200	151
Leidos, Inc. 2.300%, 2/15/31	395	304
Oracle Corp. 6.150%, 11/9/29	230	234
Viasat, Inc. 144A 5.625%, 9/15/25(1)	180	166
		1,817

Materials—2.1%
ArcelorMittal S.A. 6.800%, 11/29/32	195	194
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	164
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	260	225
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	180	179
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	200	193
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	95	87
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	175	158
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	90	87
Mercer International, Inc. 5.125%, 2/1/29	25	20
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	175	173
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	125	117
Teck Resources Ltd. 6.125%, 10/1/35	260	248
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	45	36
		1,881

Real Estate—1.7%
EPR Properties
4.750%, 12/15/26	130	119
3.600%, 11/15/31	150	111
GLP Capital LP
5.250%, 6/1/25	110	108
5.750%, 6/1/28	64	61
3.250%, 1/15/32	24	19
Kite Realty Group Trust 4.750%, 9/15/30	295	263
MPT Operating Partnership LP 4.625%, 8/1/29	50	35
Office Properties Income Trust 4.500%, 2/1/25	277	226
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	200	151
	Par Value	Value

Real Estate—continued
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	$ 300	$ 220
VICI Properties LP
4.950%, 2/15/30	65	60
5.125%, 5/15/32	125	112
144A 4.625%, 6/15/25(1)	25	24
144A 5.750%, 2/1/27(1)	85	82
		1,591

Utilities—2.6%
CMS Energy Corp. 4.750%, 6/1/50	445	380
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	200	198
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	214
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	42
144A 5.875%, 4/1/29(1)	45	40
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	360	347
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	306	296
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	390	366
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	268
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(5)	155	133
Vistra Corp. 144A 8.000% (1)(6)	90	86
		2,370

Total Corporate Bonds and Notes (Identified Cost $42,263)		37,335

Leveraged Loans—10.1%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.331%, 2/15/29(4)	64	63
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	102	100
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(4)	61	61
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(4)	26	26
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.420%, 12/11/26(4)	94	92
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	90	93
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	231	231
		666

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	130	130
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Chemicals—continued
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(4)	$ 75	$ 74
Nouryon Finance B.V. (3 month LIBOR + 1.750%) 0.000%, 4/3/28(4)(10)	80	79
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(4)	125	124
		407

Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (6 month Term SOFR + 5.750%) 11.337%, 12/8/28(4)	105	103
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(4)	139	139
		242

Energy—0.4%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.931%, 6/17/27(4)	92	91
Medallion Midland Acquisition LLC (3 month Term SOFR + 4.012%) 9.402%, 10/18/28(4)	78	78
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	47	47
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(7)	1	—
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.216%, 2/16/28(4)	163	162
		378

Financials—0.4%
AssuredPartners, Inc. (3 month LIBOR + 3.000%) 9.068%, 2/12/27(4)	10	10
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.681%, 7/31/27(4)	97	93
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(4)	83	83
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 3.012%) 8.421%, 10/22/27(4)	99	99
GIP Pilot Acquisition Partners LP (3 month LIBOR + 3.000%) 0.000%, 9/18/30(4)(10)	20	20
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 1.750%) 0.000%, 9/20/30(4)(10)	40	40
		345

Food / Tobacco—0.7%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(4)	90	87
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.666%, 1/29/27(4)	139	138
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.740%, 1/24/29(4)	149	141
	Par Value	Value

Food / Tobacco—continued
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(4)	$ 74	$ 74
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.614%) 8.931%, 9/23/27(4)	98	98
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/31/28(4)	68	66
		604

Forest Prod / Containers—0.2%
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.330%, 8/14/26(4)	75	74
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.681%, 3/3/28(4)	83	82
		156

Gaming / Leisure—0.7%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(4)	55	55
Carnival Corp. (1 month Term SOFR + 3.000%) 8.327%, 8/9/27(4)	65	65
ECL Entertainment LLC Tranche B (3 month LIBOR + 3.750%) 0.000%, 9/3/30(4)(10)	65	65
J&J Ventures Gaming LLC
(3 month Term SOFR + 4.262%) 9.652%, 4/26/28(4)	78	74
2023 (1 month Term SOFR + 4.364%) 9.693%, 4/26/28(4)	38	36
2023 (3 month LIBOR + 3.000%) 0.000%, 4/26/28(4)(10)	67	64
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(4)	25	25
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.581%, 1/5/29(4)	104	104
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.658%, 11/1/26(4)	35	34
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	106	106
		628

Health Care—1.6%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	15	15
Bausch & Lomb Corp. (3 month LIBOR + 4.000%) 0.000%, 9/14/28(4)(10)	45	44
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(4)	123	123
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.490%, 10/1/27(4)	101	99
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.740%, 8/19/28(4)	66	66
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(4)	$ 89	$ 89
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(4)	139	138
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.152%, 11/30/27(4)	117	116
Phoenix Guarantor, Inc. Tranche B-1 (1 month Term SOFR + 3.364%) 8.681%, 3/5/26(4)	273	271
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 11/15/28(4)	49	49
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.073%, 12/11/26(4)	40	40
Star Parent, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/19/30(4)(10)	145	142
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.240%, 10/1/26(4)	59	58
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.364%) 9.681%, 11/20/26(4)	58	55
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.181%, 7/2/25(4)	163	160
		1,465

Housing—0.0%
SRS Distribution, Inc. 2022 (1 month Term SOFR + 3.600%) 8.916%, 6/2/28(4)	15	15
Information Technology—1.2%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.890%, 9/18/26(4)	84	85
Second Lien (3 month Term SOFR + 6.750%) 12.140%, 9/17/27(4)	129	129
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(4)	45	45
ConnectWise LLC (1 month Term SOFR + 3.614%) 8.931%, 9/29/28(4)	53	52
Epicor Software Corp.
First Lien (3 month LIBOR + 3.750%) 0.000%, 7/30/27(4)(10)	10	10
Tranche C (1 month Term SOFR + 3.364%) 8.681%, 7/30/27(4)	105	105
Indicor LLC (3 month Term SOFR + 4.500%) 9.890%, 11/22/29(4)	65	65
Mosel Bidco SE Tranche B (3 month LIBOR + 3.750%) 0.000%, 9/16/30(4)(7)(10)	43	43
Polaris Newco LLC First Lien (3 month LIBOR + 4.000%) 0.000%, 6/2/28(4)(10)	100	95
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.681%, 3/10/28(4)	126	125
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.681%, 8/31/28(4)	54	53
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.431%, 4/24/28(4)	102	101
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.916%, 10/7/27(4)	102	101
	Par Value	Value

Information Technology—continued
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(4)	$ 5	$ 5
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	103	102
		1,116

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.901%, 10/8/27(4)	83	83
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.402%, 6/23/28(4)	93	92
Second Lien (3 month Term SOFR + 8.250%) 13.902%, 6/25/29(4)	45	43
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.174%, 3/15/30(4)	90	90
CPM Holdings, Inc. (3 month LIBOR + 3.000%) 0.000%, 9/22/28(4)(10)	105	105
NCR Atleos LLC Tranche B (3 month LIBOR + 4.000%) 0.000%, 3/27/29(4)(10)	145	140
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.170%, 2/23/29(4)	34	34
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.666%, 3/17/27(4)	95	95
		682

Media / Telecom - Broadcasting—0.0%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.990%, 12/17/26(4)	45	41
Media / Telecom - Cable/Wireless Video—0.3%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	174	170
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(4)	90	88
		258

Media / Telecom - Diversified Media—0.3%
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.181%, 7/28/28(4)	90	88
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(4)	75	67
Simon & Schuster, Inc. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/27/30(4)(10)	14	14
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month Term SOFR + 2.864%) 8.181%, 5/18/25(4)	68	68
		237

Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(4)	35	35
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Retail—0.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.800%, 11/8/27(4)	$ 82	$ 82
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(4)	83	83
		165

Service—1.5%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.916%, 12/11/28(4)	94	90
Carlisle Foodservice Products, Inc. First Lien (3 month PRIME + 2.000%) 10.500%, 3/20/25	176	169
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.066%, 3/31/28(4)	90	89
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	97	97
Garda World Security Corp. Tranche B-2 (3 month Term SOFR + 4.350%) 9.746%, 10/30/26(4)	40	40
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.931%, 1/29/26(4)	44	44
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.390%, 6/12/30(4)	90	90
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	74	73
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.601%, 7/19/30(4)	91	91
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(4)	159	159
PODS LLC (1 month Term SOFR + 3.114%) 8.431%, 3/31/28(4)	57	55
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.066%, 2/24/28(4)	111	110
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.666%, 2/10/29(4)	102	101
TMF Sapphire Bidco B.V. Tranche B-2 (2 month Term SOFR + 5.000%) 10.370%, 5/3/28(4)	40	40
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 9.181%, 12/21/27(4)	101	99
		1,347

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.929%, 12/13/29(4)	113	113
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(4)	95	95
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.381%, 10/28/27(4)	79	74
		282

	Par Value	Value

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	$ 101	$ 101
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	30	30
		131

Total Leveraged Loans (Identified Cost $9,172)		9,200

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(11)	223
JPMorgan Chase & Co. Series HH, 4.600%	103(11)	96
MetLife, Inc. Series D, 5.875%	128(11)	120
Truist Financial Corp. Series Q, 5.100%	225(11)	193
		632

Total Preferred Stocks (Identified Cost $703)		632

Common Stocks—0.0%
Consumer Discretionary—0.0%
NMG Parent LLC(7)(12)	271	31
West Marine(7)(12)	150	—(13)
		31

Total Common Stocks (Identified Cost $15)		31

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(12)	7,753	9
Total Rights (Identified Cost $7)		9

Total Long-Term Investments—98.5% (Identified Cost $99,233)		89,714

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(14)(15)	972,580	973
Total Securities Lending Collateral (Identified Cost $973)		973

TOTAL INVESTMENTS—99.6% (Identified Cost $100,206)		$90,687
Other assets and liabilities, net—0.4%		339
NET ASSETS—100.0%		$91,026
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $47,828 or 52.5% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)	Security in default; interest payments are being received.
(10)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Amount is less than $500 (not in thousands).
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	3
Mexico	2
United Kingdom	1
Chile	1
Indonesia	1
Netherlands	1
Other	8
Total	100%
† % of total investments as of September 30, 2023.
As of September 30, 2023, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	$9	$9	$9	$—(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$14,889	$—	$14,889	$—
Corporate Bonds and Notes	37,335	—	37,321	14
Foreign Government Securities	4,723	—	4,723	—
Leveraged Loans	9,200	—	9,157	43(1)
Mortgage-Backed Securities	17,985	—	17,985	—
Municipal Bonds	945	—	945	—
U.S. Government Securities	3,965	—	3,965	—
Equity Securities:
Preferred Stocks	632	—	632	—
Rights	9	—	—	9
Common Stocks	31	—	—	31
Securities Lending Collateral	973	973	—	—
Total Investments	$90,687	$973	$89,617	$97

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $107 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Rights	Foreign Government Securities
Investments in Securities
Balance as of December 31, 2022:	$ 155	$ 2	$ 26(a)	$ 39(a)	$ 9	$ 79
Accrued discount/(premium)	1	1	—(b)	—	—	—
Net realized gain (loss)	—(b)	—	—(b)	—(b)	—	—
Net change in unrealized appreciation (depreciation)(c)	13	(38)	32	(8)	—(b)	27
Purchases	93	50	43	—(b)	—	—
Sales(d)	(58)	—	(58)	—(b)	—	—
Transfers from Level 3(e)	(107)	(1)	—	—	—	(106)
Balance as of September 30, 2023	$ 97	$ 14	$ 43(a)	$ 31	$ 9	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2023, was $(15).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of September 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Series’ Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.